UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21055

T. Rowe Price Institutional Income Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2025

Institutional Long Duration Credit Fund

(RPLCX)

This annual shareholder report contains important information about Institutional Long Duration Credit Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Long Duration Credit Fund	$46	0.45%

What drove fund performance during the past 12 months?

  The U.S. long duration credit market generated positive returns for the past 12 months. However, higher yields for longer-term U.S. Treasuries dampened performance compared with the short- and intermediate-term credit markets.

  Interest rate management relative to the Bloomberg U.S. Long Credit Bond Index contributed for the period. The fund’s tactical duration positioning, including a long posture in the third quarter of 2024, added value. Likewise, the fund’s overweight to the intermediate portion of the yield curve, and underweight to the long end, benefited performance as the U.S. Treasury curve steepened with longer-term yields rising while short and intermediate yields fell.

  Security selection within corporate bonds, during periods when longer-term corporate bonds outperformed, and underweighting cash bonds in the sector in terms of duration times spread, a credit risk metric, detracted versus the Bloomberg U.S. Long Credit Bond Index.

  The fund seeks to provide high income through a diversified portfolio of longer-duration debt instruments issued by corporations as well as certain noncorporate issuers. Over the period, the fund added to emerging markets corporates and sovereign bonds on improved valuations and ended the period with an underweight duration posture relative to the Bloomberg U.S. Long Credit Bond Index.

  The fund held exposure to derivatives, including credit and interest rate derivatives. The fund’s credit derivatives had a positive effect on absolute returns, but interest rate derivatives weighed on absolute results.

How has the fund performed?

Cumulative Returns of a Hypothetical $1 Million Investment as of May 31, 2025

	Fund	Regulatory Benchmark	Strategy Benchmark
2015	1,000,000	1,000,000	1,000,000
2015	966,278	994,541	965,301
2015	983,681	998,790	974,465
2016	996,175	1,016,421	981,157
2016	1,057,193	1,029,949	1,052,404
2016	1,130,746	1,053,876	1,133,185
2016	1,041,048	1,020,480	1,044,645
2017	1,075,580	1,030,806	1,084,633
2017	1,104,526	1,046,207	1,117,649
2017	1,140,977	1,059,067	1,155,239
2017	1,146,855	1,053,280	1,166,596
2018	1,111,556	1,036,013	1,136,158
2018	1,101,446	1,042,288	1,127,659
2018	1,110,521	1,047,954	1,134,703
2018	1,064,187	1,039,144	1,083,222
2019	1,129,881	1,068,852	1,147,343
2019	1,221,908	1,108,998	1,233,026
2019	1,366,421	1,154,556	1,373,134
2019	1,358,429	1,151,280	1,367,708
2020	1,453,159	1,193,723	1,452,920
2020	1,431,119	1,213,416	1,414,081
2020	1,512,677	1,229,296	1,486,036
2020	1,568,717	1,235,137	1,544,587
2021	1,491,066	1,210,239	1,461,158
2021	1,493,876	1,208,504	1,460,796
2021	1,585,990	1,228,259	1,540,438
2021	1,588,558	1,220,891	1,538,669
2022	1,452,284	1,178,238	1,400,306
2022	1,274,484	1,109,140	1,241,107
2022	1,222,877	1,086,814	1,190,464
2022	1,183,195	1,064,134	1,158,353
2023	1,186,637	1,063,691	1,159,465
2023	1,209,010	1,085,373	1,185,028
2023	1,191,804	1,073,845	1,177,514
2023	1,189,194	1,076,688	1,181,868
2024	1,238,592	1,099,082	1,223,805
2024	1,234,822	1,099,543	1,219,348
2024	1,311,418	1,152,201	1,291,827
2024	1,315,647	1,150,711	1,298,294
2025	1,313,395	1,162,919	1,291,104
2025	1,265,686	1,159,566	1,251,259

202501-4140694, 202507-4489030

E151-052 7/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Long Duration Credit Fund	2.50%	-2.43%	2.38%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
Bloomberg U.S. Long Credit Bond Index (Strategy Benchmark)	2.62	-2.42	2.27

The preceding line graph shows the value of a hypothetical $1,000,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$203,511
  Number of Portfolio Holdings436
  Investment Advisory Fees Paid (000s)$981
  Portfolio Turnover Rate68.3%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	74.5%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	12.1
Municipal Securities	6.2
Foreign Government Obligations & Municipalities	5.4
Securities Lending Collateral	1.0
U.S. Government & Agency Mortgage-Backed Securities	0.3
Short-Term and Other	0.5

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	8.8%
U.S. Treasury Bonds	3.3
AT&T	2.2
UnitedHealth Group	2.1
Oracle	1.5
Goldman Sachs Group	1.4
JPMorgan Chase	1.4
CVS Health	1.3
United Mexican States	1.2
Wells Fargo	1.1

How has the fund changed?

This is a summary of certain material changes to Institutional Long Duration Credit Fund. Effective August 1, 2025, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in credit instruments. The fund’s August 1, 2025 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Institutional Long Duration Credit Fund

 (RPLCX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$34,043	$33,841
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,746,000 and $1,230,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
May 31, 2025
Institutional Long Duration Credit
Fund
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. Rowe Price Institutional Long Duration Credit Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 7.52 $ 7.77 $ 8.59 $ 10.70 $ 11.00
Investment activities
Net investment income
(1)(2)
0.38 0.37 0.34 0.33 0.36
Net realized and unrealized gain/loss (0.18) (0.21) (0.79) (1.76) 0.15
Total from investment activities 0.20 0.16 (0.45) (1.43) 0.51
Distributions
Net investment income (0.42) (0.41) (0.37) (0.38) (0.41)
Net realized gain – – – (0.27) (0.40)
Tax return of capital – – – (0.03) –
Total distributions (0.42) (0.41) (0.37) (0.68) (0.81)
NET ASSET VALUE
End of period $ 7.30 $ 7.52 $ 7.77 $ 8.59 $ 10.70
Ratios/Supplemental Data
Total return
(2)(3)
2.50% 2.14% (5.14)% (14.69)% 4.39%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 0.45% 0.45% 0.45% 0.45% 0.45%
Net expenses after waivers/payments by Price
Associates 0.45% 0.45% 0.45% 0.45% 0.45%
Net investment income 5.03% 4.87% 4.26% 3.21% 3.19%
Portfolio turnover rate 68.3% 59.3% 46.7% 59.9% 50.9%
Net assets, end of period (in thousands) $ 203,511 $ 156,733 $ 55,544 $ 24,849 $ 19,168
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Institutional Long Duration Credit Fund
May 31, 2025

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
CORPORATE BONDS  74.5%
Banking  9.4%
Australia & New Zealand Banking
Group, 6.742%, 12/8/32 (1) 200 215
Bank of America, VR, 2.676%,
6/19/41 (2) 200 140
Bank of America, VR, 4.078%,
4/23/40 (2) 300 254
Bank of America, VR, 4.33%,
3/15/50 (2) 1,205 973
Bank of America, VR, 5.468%,
1/23/35 (2) 210 212
Barclays, 5.25%, 8/17/45  250 234
Barclays, VR, 6.036%, 3/12/55 (2) 200 199
Barclays, VR, 7.437%, 11/2/33 (2) 200 223
CaixaBank, VR, 6.84%, 9/13/34 (1)
(2) 230 250
Citigroup, 4.65%, 7/30/45  530 450
Citigroup, 5.875%, 1/30/42  300 301
Citigroup, VR, 4.281%, 4/24/48 (2) 600 476
Fifth Third Bancorp, 8.25%, 3/1/38  300 351
Goldman Sachs Group, 4.75%,
10/21/45  515 445
Goldman Sachs Group, 5.15%,
5/22/45  950 835
Goldman Sachs Group, 6.25%,
2/1/41  700 728
Goldman Sachs Group, VR, 5.016%,
10/23/35 (2) 900 873
HSBC Holdings, 7.625%, 5/17/32  155 173
HSBC Holdings, VR, 5.874%,
11/18/35 (2) 1,000 991
HSBC Holdings, VR, 6.332%,
3/9/44 (2) 400 419
ING Groep, VR, 5.55%, 3/19/35 (2) 500 503
ING Groep, VR, 6.114%, 9/11/34 (2) 200 210
Intesa Sanpaolo, 6.625%, 6/20/33 (1) 330 351
JPMorgan Chase, 4.95%, 6/1/45  400 361
JPMorgan Chase, 5.625%, 8/16/43  1,005 995
JPMorgan Chase, VR, 3.882%,
7/24/38 (2) 730 628
JPMorgan Chase, VR, 4.26%,
2/22/48 (2) 750 612
JPMorgan Chase, VR, 5.336%,
1/23/35 (2) 185 186
Lloyds Banking Group, 4.344%,
1/9/48  200 153
Morgan Stanley, 4.30%, 1/27/45  950 791
Morgan Stanley, VR, 3.217%,
4/22/42 (2) 750 551
PNC Financial Services Group, VR,
4.626%, 6/6/33 (2) 250 237
Santander Holdings USA, VR,
6.342%, 5/31/35 (2) 560 574
Societe Generale, VR, 6.066%,
1/19/35 (1)(2) 365 369
Par/Shares $ Value
(Amounts in 000s)
‡
Standard Chartered, VR, 6.301%,
1/9/29 (1)(2) 200 207
U.S. Bancorp, VR, 5.678%,
1/23/35 (2) 325 331
UBS Group, VR, 3.179%, 2/11/43 (1)
(2) 200 142
UBS Group, VR, 5.379%, 9/6/45 (1)
(2) 235 221
UBS Group, VR, 5.699%, 2/8/35 (1)
(2) 200 204
UBS Group, VR, 6.301%, 9/22/34 (1)
(2) 200 211
Wells Fargo, 3.90%, 5/1/45  350 269
Wells Fargo, VR, 2.393%, 6/2/28 (2) 150 144
Wells Fargo, VR, 3.068%, 4/30/41 (2) 2,000 1,464
Wells Fargo, VR, 5.499%, 1/23/35 (2) 250 251
Wells Fargo, VR, 5.557%, 7/25/34 (2) 200 203
Wells Fargo Bank, 6.60%, 1/15/38  250 270
19,180
Basic Industry  1.9%
BHP Billiton Finance USA, 5.50%,
9/8/53  35 33
Dow Chemical, 4.80%, 5/15/49  490 389
Dow Chemical, 5.60%, 2/15/54  350 308
Ecolab, 3.70%, 11/1/46  30 22
FMC, 6.375%, 5/18/53  600 552
Freeport-McMoRan, 5.45%, 3/15/43  395 366
International Paper, 4.35%, 8/15/48  139 108
LyondellBasell Industries, 4.625%,
2/26/55 (3) 400 302
Newmont, 5.45%, 6/9/44  195 185
Nucor, 4.40%, 5/1/48  75 61
Southern Copper, 5.25%, 11/8/42  200 181
Southern Copper, 5.875%, 4/23/45  500 477
Southern Copper, 7.50%, 7/27/35  200 224
Vale Overseas, 6.40%, 6/28/54  350 335
Westlake, 3.125%, 8/15/51  500 293
3,836
Brokerage Asset Managers
Exchanges  0.3%
Intercontinental Exchange, 4.95%,
6/15/52  300 265
Nasdaq, 3.95%, 3/7/52  113 81
Nasdaq, 5.95%, 8/15/53  340 336
682
Capital Goods  3.9%
Amphenol, 5.375%, 11/15/54  1,200 1,142
Boeing, 5.705%, 5/1/40  300 287
Boeing, 5.805%, 5/1/50  500 470
Boeing, 5.93%, 5/1/60  350 325
Boeing, 7.008%, 5/1/64  600 643
Carrier Global, 6.20%, 3/15/54  198 209
Ingersoll Rand, 5.70%, 6/15/54  170 163
Johnson Controls International,
4.50%, 2/15/47  250 203
Martin Marietta Materials, 4.25%,
12/15/47  305 242

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Martin Marietta Materials, 5.50%,
12/1/54  1,200 1,122
Masco, 4.50%, 5/15/47  360 283
Owens Corning, 5.95%, 6/15/54 (3) 550 539
Republic Services, 5.00%, 4/1/34  25 25
RTX, 4.50%, 6/1/42  1,100 951
Vulcan Materials, 5.70%, 12/1/54  1,250 1,201
Waste Connections, 2.95%, 1/15/52  175 108
7,913
Communications  9.3%
AT&T, 3.50%, 6/1/41  1,250 954
AT&T, 3.55%, 9/15/55  1,000 662
AT&T, 3.80%, 12/1/57  2,228 1,520
AT&T, 4.65%, 6/1/44  750 632
AT&T, 4.75%, 5/15/46  800 680
Charter Communications Operating,
3.50%, 3/1/42  600 414
Charter Communications Operating,
3.70%, 4/1/51  600 386
Charter Communications Operating,
5.75%, 4/1/48  425 373
Charter Communications Operating,
6.484%, 10/23/45  800 770
Comcast, 2.45%, 8/15/52  350 185
Comcast, 2.887%, 11/1/51  1,250 743
Comcast, 3.90%, 3/1/38  150 127
Comcast, 4.00%, 3/1/48  500 376
Comcast, 4.049%, 11/1/52  755 554
Cox Communications, 2.95%,
10/1/50 (1) 230 127
Cox Communications, 5.45%,
9/1/34 (1) 270 262
Cox Communications, 5.70%,
6/15/33 (1) 500 498
Crown Castle, 2.90%, 4/1/41  250 175
Crown Castle, 4.75%, 5/15/47  185 152
NBCUniversal Media, 4.45%, 1/15/43  1,700 1,424
Rogers Communications, 4.35%,
5/1/49  175 137
Rogers Communications, 4.50%,
3/15/42  160 133
Rogers Communications, 4.55%,
3/15/52  250 197
Rogers Communications, 5.00%,
3/15/44  350 304
Rogers Communications, 5.30%,
2/15/34  225 221
T-Mobile USA, 3.40%, 10/15/52  1,100 722
T-Mobile USA, 5.25%, 6/15/55  925 823
T-Mobile USA, 5.75%, 1/15/54 (3) 680 653
Telefonica Emisiones, 5.213%,
3/8/47  1,150 990
Telefonica Emisiones, 5.52%, 3/1/49  500 445
Time Warner Cable, 6.75%, 6/15/39  470 475
Verizon Communications, 2.987%,
10/30/56  786 459
Par/Shares $ Value
(Amounts in 000s)
‡
Verizon Communications, 3.55%,
3/22/51  1,250 875
Verizon Communications, 4.862%,
8/21/46  650 565
Vodafone Group, 4.875%, 6/19/49  230 192
Vodafone Group, 5.75%, 6/28/54  800 746
18,951
Consumer Cyclical  3.5%
AutoZone, 5.20%, 8/1/33  200 200
Cummins, 5.45%, 2/20/54  1,000 936
Daimler Truck Finance North
America, 5.375%, 1/18/34 (1) 450 445
eBay, 4.00%, 7/15/42  500 394
Ford Motor, 4.75%, 1/15/43  200 150
Ford Motor, 5.291%, 12/8/46  500 395
Ford Motor Credit, 7.122%, 11/7/33  215 218
General Motors, 6.60%, 4/1/36  600 617
General Motors, 6.75%, 4/1/46  375 374
Home Depot, 4.40%, 3/15/45  200 168
Home Depot, 5.40%, 6/25/64  850 791
Lowe's, 4.65%, 4/15/42  250 213
Lowe's, 5.625%, 4/15/53  400 374
Lowe's, 5.85%, 4/1/63  300 283
Magna International, 5.50%,
3/21/33 (3) 270 271
McDonald's, 4.20%, 4/1/50  90 70
McDonald's, 5.45%, 8/14/53  250 235
O'Reilly Automotive, 5.00%, 8/19/34  500 488
Uber Technologies, 5.35%, 9/15/54  290 264
Volkswagen Group of America
Finance, 5.90%, 9/12/33 (1) 250 251
7,137
Consumer Non-Cyclical  11.1%
AbbVie, 4.05%, 11/21/39  500 427
AbbVie, 4.25%, 11/21/49  735 587
AbbVie, 4.50%, 5/14/35  400 379
AbbVie, 5.50%, 3/15/64  335 317
Altria Group, 5.80%, 2/14/39  140 139
Amgen, 3.375%, 2/21/50  1,000 700
Amgen, 4.95%, 10/1/41  600 540
Amgen, 5.65%, 3/2/53  1,125 1,071
Anheuser-Busch, 4.90%, 2/1/46  1,833 1,653
Anheuser-Busch InBev Worldwide,
5.55%, 1/23/49  1,400 1,369
BAT Capital, 4.39%, 8/15/37  610 534
BAT Capital, 6.00%, 2/20/34  110 114
BAT Capital, 7.079%, 8/2/43  180 195
BAT Capital, 7.081%, 8/2/53  350 380
Bayer U.S. Finance, 6.875%,
11/21/53 (1) 200 201
Becton Dickinson & Company,
4.669%, 6/6/47  200 166
Biogen, 3.15%, 5/1/50  270 165
Bristol-Myers Squibb, 4.125%,
6/15/39  800 691
Bristol-Myers Squibb, 5.65%, 2/22/64  225 213
Centra Health, 4.70%, 1/1/48  190 150

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Cigna Group, 4.90%, 12/15/48  2,115 1,792
CommonSpirit Health, 3.91%,
10/1/50  170 121
CommonSpirit Health, 4.187%,
10/1/49  135 101
CVS Health, 4.125%, 4/1/40  141 114
CVS Health, 5.05%, 3/25/48  1,765 1,471
CVS Health, 5.25%, 2/21/33  170 167
CVS Health, 6.00%, 6/1/44  750 717
CVS Health, 6.00%, 6/1/63  250 228
Hackensack Meridian Health,
4.211%, 7/1/48  170 136
HCA, 4.375%, 3/15/42  580 468
HCA, 4.625%, 3/15/52  400 314
HCA, 5.90%, 6/1/53  250 235
Kroger, 5.50%, 9/15/54  525 485
Mars, 4.75%, 4/20/33 (1) 225 220
Mead Johnson Nutrition, 4.60%,
6/1/44  550 466
Merck, 4.15%, 5/18/43  700 584
Pfizer Investment Enterprises, 5.11%,
5/19/43  1,300 1,212
Pfizer Investment Enterprises,
5.30%, 5/19/53  190 174
Reynolds American, 5.70%, 8/15/35  150 150
Reynolds American, 5.85%, 8/15/45  600 562
Solventum, 5.90%, 4/30/54  750 720
Sutter Health, 5.547%, 8/15/53 (3) 95 91
Takeda Pharmaceutical, 5.65%,
7/5/44  1,000 969
Tyson Foods, 5.10%, 9/28/48  195 171
Tyson Foods, 5.15%, 8/15/44  550 489
Utah Acquisition Sub, 5.25%, 6/15/46  250 193
West Virginia United Health System
Obligated Group, Series 2018,
4.924%, 6/1/48  95 80
Zoetis, 4.70%, 2/1/43  300 267
22,688
Electric  9.3%
Ameren Illinois, 4.50%, 3/15/49  500 413
Appalachian Power, 6.375%, 4/1/36  145 151
Appalachian Power, 7.00%, 4/1/38  200 219
Appalachian Power, Series Y, 4.50%,
3/1/49  1,200 934
Baltimore Gas & Electric, 5.40%,
6/1/53  95 88
Berkshire Hathaway Energy, 3.80%,
7/15/48  1,000 725
Berkshire Hathaway Energy, 6.125%,
4/1/36  300 316
Chile Electricity Mpc II, 5.58%,
10/20/35 (1) 420 418
Commonwealth Edison, 5.30%,
2/1/53  40 37
Commonwealth Edison, 5.65%,
6/1/54  500 481
Par/Shares $ Value
(Amounts in 000s)
‡
Consolidated Edison of New York,
6.15%, 11/15/52  400 409
Constellation Energy Generation,
5.75%, 3/15/54  500 476
Constellation Energy Generation,
6.25%, 10/1/39  300 311
Duke Energy, 3.75%, 9/1/46  130 93
Duke Energy, 6.10%, 9/15/53  250 247
Duke Energy Indiana, 5.40%, 4/1/53  70 65
Duke Energy Ohio, 5.55%, 3/15/54  750 699
Duke Energy Progress, 5.35%,
3/15/53  200 185
El Paso Electric, 5.00%, 12/1/44  110 93
Exelon, 4.10%, 3/15/52  170 126
Exelon, 5.60%, 3/15/53  285 265
FirstEnergy, Series C, 4.85%,
7/15/47  550 454
FirstEnergy Pennsylvania Electric,
6.15%, 10/1/38  165 172
Florida Power & Light, 5.60%,
6/15/54  500 487
Indianapolis Power & Light, 5.70%,
4/1/54 (1) 740 703
IPALCO Enterprises, 5.75%, 4/1/34  825 820
ITC Holdings, 5.65%, 5/9/34 (1) 1,000 1,005
Kentucky Utilities, 4.375%, 10/1/45  200 162
Louisville Gas & Electric, 4.375%,
10/1/45  100 81
Nevada Power, 6.00%, 3/15/54  300 297
Nevada Power, Series GG, 5.90%,
5/1/53  750 731
New York State Electric & Gas,
5.85%, 8/15/33 (1) 90 93
NextEra Energy Capital Holdings,
3.00%, 1/15/52  45 27
NextEra Energy Capital Holdings,
5.25%, 2/28/53  585 524
NextEra Energy Capital Holdings,
5.55%, 3/15/54  500 461
Niagara Mohawk Power, 5.29%,
1/17/34 (1) 500 490
Pacific Gas & Electric, 4.95%, 7/1/50  250 197
PECO Energy, 5.25%, 9/15/54  1,000 918
PPL Capital Funding, 5.25%, 9/1/34  1,000 990
Public Service Company of Colorado,
5.25%, 4/1/53  100 88
San Diego Gas & Electric,
Series TTT, 4.10%, 6/15/49  55 41
Southern, 4.25%, 7/1/36  430 387
Southern, 4.40%, 7/1/46  600 482
Southern California Edison, 5.75%,
4/15/54  500 441
Southern California Edison, 5.875%,
12/1/53  250 224
Southern California Edison, 5.90%,
3/1/55  700 626
Southern California Edison, Series C,
4.125%, 3/1/48  150 106

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Southwestern Public Service, 6.00%,
6/1/54  160 156
Vistra Operations, 5.70%,
12/30/34 (1) 1,025 1,023
Vistra Operations, 6.95%,
10/15/33 (1) 90 97
19,034
Energy  9.4%
Canadian Natural Resources, 6.25%,
3/15/38  300 300
Cheniere Energy, 5.65%, 4/15/34  250 249
Cheniere Energy Partners, 5.75%,
8/15/34  820 823
ConocoPhillips, 5.55%, 3/15/54  350 323
Continental Resources, 4.90%,
6/1/44  600 458
Devon Energy, 5.20%, 9/15/34 (3) 700 661
Diamondback Energy, 4.25%,
3/15/52  170 124
Enbridge, 5.95%, 4/5/54  500 478
Enbridge, 6.70%, 11/15/53  120 126
Enbridge Energy Partners, 7.375%,
10/15/45  120 133
Energy Transfer, 5.15%, 2/1/43  850 730
Energy Transfer, 5.95%, 5/15/54  425 388
Energy Transfer, 6.50%, 2/1/42  595 596
Eni, 5.95%, 5/15/54 (1) 295 275
Enterprise Products Operating,
3.30%, 2/15/53  1,400 890
Enterprise Products Operating,
3.95%, 1/31/60  500 350
EOG Resources, 5.65%, 12/1/54  1,250 1,178
HF Sinclair, 6.25%, 1/15/35  805 794
Kinder Morgan Energy Partners,
6.95%, 1/15/38  195 210
MPLX, 4.90%, 4/15/58  500 390
MPLX, 5.65%, 3/1/53  300 266
Occidental Petroleum, 4.40%,
4/15/46  350 247
Occidental Petroleum, 6.05%,
10/1/54  390 339
Occidental Petroleum, 6.60%,
3/15/46  375 354
ONEOK, 5.70%, 11/1/54  1,000 895
ONEOK, 6.625%, 9/1/53  295 298
ONEOK, 7.15%, 1/15/51  500 523
ONEOK Partners, 6.85%, 10/15/37  250 264
Patterson-UTI Energy, 7.15%,
10/1/33  85 84
Raizen Fuels Finance, 5.70%,
1/17/35 (1) 540 501
Raizen Fuels Finance, 6.45%,
3/5/34 (1) 200 198
Shell Finance U.S., 4.375%, 5/11/45  1,000 827
South Bow USA Infrastructure
Holdings, 6.176%, 10/1/54 (1) 1,000 908
Southern Natural Gas, 4.80%,
3/15/47 (1) 205 166
Par/Shares $ Value
(Amounts in 000s)
‡
Spectra Energy Partners, 5.95%,
9/25/43  115 109
Targa Resources, 4.95%, 4/15/52  80 64
Targa Resources, 6.50%, 2/15/53  100 98
TotalEnergies Capital, 5.275%,
9/10/54  500 452
TotalEnergies Capital, 5.488%,
4/5/54  800 747
TransCanada PipeLines, 6.10%,
6/1/40  450 454
Transcanada Trust, VR, 5.30%,
3/15/77 (2) 120 116
Transcontinental Gas Pipe Line,
4.60%, 3/15/48  575 465
Western Midstream Operating,
5.50%, 8/15/48  650 542
Williams, 4.85%, 3/1/48  100 84
Williams, 5.80%, 11/15/54  750 707
19,184
Finance Companies  0.5%
AerCap Ireland Capital, 3.40%,
10/29/33  300 258
GATX, 6.05%, 6/5/54  700 680
938
Insurance  6.3%
Aetna, 4.75%, 3/15/44  450 367
Aflac, 4.75%, 1/15/49  550 461
Arch Capital Group, 7.35%, 5/1/34  200 225
Arthur J Gallagher, 5.75%, 7/15/54  750 712
Chubb, Series 1, 6.50%, 5/15/38  200 220
Corebridge Financial, 4.40%, 4/5/52  800 623
Elevance Health, 4.375%, 12/1/47  355 282
Elevance Health, 5.125%, 2/15/53  100 87
Elevance Health, 5.70%, 2/15/55  1,500 1,403
Health Care Service Corp. A Mutual
Legal Reserve, 5.875%, 6/15/54 (1) 845 796
Humana, 5.50%, 3/15/53  75 65
Humana, 5.75%, 4/15/54  260 233
Jackson Financial, 4.00%, 11/23/51  300 198
Liberty Mutual Group, 4.85%,
8/1/44 (1) 180 154
Marsh & McLennan, 5.45%, 3/15/53  200 187
Marsh & McLennan, 5.70%, 9/15/53  155 151
Principal Financial Group, 6.05%,
10/15/36  235 247
Reinsurance Group of America,
6.00%, 9/15/33  250 258
Teachers Insurance & Annuity Assn.
of America, 4.90%, 9/15/44 (1) 200 176
UnitedHealth Group, 3.25%, 5/15/51  500 319
UnitedHealth Group, 3.50%, 8/15/39  300 235
UnitedHealth Group, 4.20%, 1/15/47  1,000 771
UnitedHealth Group, 4.25%, 6/15/48  750 582
UnitedHealth Group, 4.75%, 7/15/45  600 512
UnitedHealth Group, 5.375%, 4/15/54  315 282
UnitedHealth Group, 5.50%, 7/15/44  750 701
UnitedHealth Group, 5.875%, 2/15/53  900 870

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Unum Group, 4.50%, 12/15/49  750 581
Voya Financial, 5.70%, 7/15/43  500 471
Willis North America, 5.90%, 3/5/54  600 580
12,749
Natural Gas  1.4%
APA Infrastructure, 5.75%,
9/16/44 (1) 495 467
Boston Gas, 5.843%, 1/10/35 (1) 90 92
Boston Gas, 6.119%, 7/20/53 (1) 215 209
Engie, 5.875%, 4/10/54 (1) 750 714
NiSource, 3.95%, 3/30/48  260 194
Piedmont Natural Gas, 5.40%,
6/15/33  250 252
Southern Company Gas Capital,
3.95%, 10/1/46  500 375
Southern Gas Capital, 4.95%,
9/15/34  500 482
2,785
Real Estate Investment
Trusts  0.9%
Alexandria Real Estate Equities,
5.25%, 5/15/36  110 105
Essex Portfolio, 4.50%, 3/15/48  130 107
Goodman U.S. Finance Six, 5.125%,
10/7/34 (1) 215 210
Kilroy Realty, 2.65%, 11/15/33  350 268
NNN REIT, 4.80%, 10/15/48  235 195
Public Storage Operating, 5.35%,
8/1/53  55 51
Regency Centers, 4.40%, 2/1/47  500 408
Simon Property Group, 5.85%, 3/8/53  200 195
Simon Property Group, 6.65%,
1/15/54  250 269
1,808
Technology  5.6%
Broadcom, 4.926%, 5/15/37 (1) 400 380
Cadence Design Systems, 4.70%,
9/10/34  135 131
CDW, 5.55%, 8/22/34  1,000 978
Corning, 5.85%, 11/15/68  750 694
Dell International, 8.35%, 7/15/46  345 425
Fiserv, 4.40%, 7/1/49  185 146
Foundry JV Holdco, 6.40%,
1/25/38 (1) 495 511
Intel, 4.60%, 3/25/40  500 426
Intel, 5.60%, 2/21/54  800 712
Intuit, 5.50%, 9/15/53  115 111
Keysight Technologies, 4.95%,
10/15/34  1,500 1,458
Micron Technology, 3.366%, 11/1/41  400 284
Motorola Solutions, 5.40%, 4/15/34  140 141
Motorola Solutions, 5.50%, 9/1/44  400 379
NXP, 3.25%, 5/11/41  400 281
Oracle, 3.60%, 4/1/40  1,000 778
Oracle, 3.95%, 3/25/51  350 249
Oracle, 5.55%, 2/6/53  630 580
Oracle, 6.90%, 11/9/52  1,250 1,344
Par/Shares $ Value
(Amounts in 000s)
‡
Texas Instruments, 5.00%, 3/14/53  250 224
Texas Instruments, 5.05%, 5/18/63  675 596
TR Finance, 5.85%, 4/15/40  500 502
11,330
Transportation  1.7%
Burlington Northern Santa Fe,
5.05%, 3/1/41  75 70
Burlington Northern Santa Fe,
5.20%, 4/15/54  300 279
Burlington Northern Santa Fe,
5.50%, 3/15/55  345 334
Canadian Pacific Railway, 3.10%,
12/2/51  875 560
Canadian Pacific Railway, 4.70%,
5/1/48  500 423
CSX, 4.30%, 3/1/48  140 113
ERAC USA Finance, 5.40%,
5/1/53 (1) 250 234
FedEx, 4.40%, 1/15/47 (1) 500 383
FedEx, 4.55%, 4/1/46 (1) 800 632
Norfolk Southern, 4.837%, 10/1/41  250 224
Norfolk Southern, 5.35%, 8/1/54 (3) 250 233
3,485
Total Corporate Bonds (Cost
$162,029) 151,700
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  5.4%
Owned No Guarantee  1.2%
Corp. Nacional del Cobre de Chile,
6.33%, 1/13/35 (1) 250 255
Corp. Nacional del Cobre de Chile,
6.44%, 1/26/36 (1) 790 811
Petroleos Mexicanos, 5.50%, 6/27/44  1,175 751
Petroleos Mexicanos, 7.69%, 1/23/50  200 147
Saudi Arabian Oil, 5.75%, 7/17/54  530 485
2,449
Sovereign  4.2%
Kingdom of Saudi Arabia, 5.625%,
1/13/35 (1) 1,000 1,033
Kingdom of Saudi Arabia, 5.75%,
1/16/54 (1) 370 345
Republic of Chile, 5.33%, 1/5/54  1,000 920
Republic of Chile, 5.65%, 1/13/37  610 620
Republic of Colombia, 4.125%,
5/15/51  200 112
Republic of Colombia, 8.75%,
11/14/53  200 196
Republic of Panama, 4.50%, 4/16/50  1,400 893
Republic of Panama, 4.50%, 1/19/63  200 121
Republic of Panama, 7.875%, 3/1/57  200 195
Republic of Peru, 3.00%, 1/15/34  800 668
Republic of Peru, 5.375%, 2/8/35  90 89
Republic of Poland, 5.50%, 3/18/54  750 681
State of Qatar, 4.40%, 4/16/50 (1) 200 167

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
United Mexican States, 4.40%,
2/12/52  400 268
United Mexican States, 4.75%,
3/8/44  600 455
United Mexican States, 6.00%,
5/7/36  1,110 1,065
United Mexican States, 6.338%,
5/4/53  200 176
United Mexican States, 7.375%,
5/13/55  540 536
8,540
Total Foreign Government
Obligations & Municipalities (Cost
$11,532) 10,989
MUNICIPAL SECURITIES  6.2%
California  0.8%
Bay Area Toll Auth., Series S-10,
3.276%, 4/1/50  400 273
Bay Area Toll Auth., Series S-3, Build
America, 6.907%, 10/1/50  350 384
California, Build America, GO,
7.50%, 4/1/34  500 573
California, Various Purpose, GO,
5.20%, 3/1/43  350 328
1,558
District of Columbia  0.2%
Metropolitan Washington Airports
Auth., Dulles Toll Road Revenue,
Build America, 7.462%, 10/1/46  415 471
471
Florida  0.7%
Florida Dev. Finance, Nova
Southeastern Univ., Series B,
4.109%, 4/1/50  375 293
Miami-Dade County Aviation
Revenue, Series B, 3.856%, 10/1/41  1,200 965
Miami-Dade County Transit System,
Series B, Build America, 5.624%,
7/1/40  200 196
1,454
Georgia  1.1%
Fulton County, Build America, GO,
5.148%, 7/1/39  505 496
Municipal Electric Auth. of Georgia,
Build America, Vogtle Units, 6.655%,
4/1/57  1,611 1,709
2,205
Illinois  0.1%
Illinois Municipal Electric Agency,
Build America, 6.832%, 2/1/35  175 185
185
Louisiana  0.0%
Louisiana Local Government
Environmental Fac., CDA, Series A,
4.475%, 8/1/39  90 84
84
Par/Shares $ Value
(Amounts in 000s)
‡
Maryland  0.1%
Maryland Economic Development,
Seagirt Marine Terminal, Series B,
4.75%, 6/1/42  150 126
126
Michigan  0.3%
Gerald R Ford Int'l. Airport Auth.,
Series A, 5.435%, 1/1/43  220 216
Michigan Fin. Auth., Trinity Health
Credit Group, 3.084%, 12/1/34  500 440
656
Minnesota  0.1%
Western Minnesota Municipal Power
Agency, Series A, 3.156%, 1/1/39  150 123
123
New York  0.1%
New York City Transitional Fin. Auth.,
Series I-2, 5.658%, 5/1/40  150 150
150
Ohio  0.3%
American Municipal Power, Series C,
Build America, 6.053%, 2/15/43  500 504
504
Tennessee  0.0%
Metropolitan Government Nashville &
Davidson County Health & Ed. Facs,
Vanderbilt Univ. Medical Center,
Series B, 3.235%, 7/1/52  85 54
54
Texas  1.7%
Board of Regents of the Univ. of
Texas System, Series D, Build
America, 5.134%, 8/15/42  200 194
Central Texas Regional Mobility
Auth., Series E, 3.167%, 1/1/41  150 113
Central Texas Turnpike System,
Series C, 3.029%, 8/15/41  305 223
Dallas/Fort Worth Int'l. Airport,
Series A, 2.994%, 11/1/38  630 520
Dallas/Fort Worth Int'l. Airport,
Series A, 4.507%, 11/1/51  650 546
Dallas/Fort Worth Int'l. Airport,
Series A, 5.045%, 11/1/47  250 229
Grand Parkway Transportation,
Grand Parkway System, 3.306%,
10/1/49  1,500 1,021
Texas Natural Gas Securitization
Fin., Series 2023-1, Class A2,
5.169%, 4/1/41  545 541
Texas Private Activity Bond Surface
Transportation, North Tarrant
Express, Series B, 3.922%, 12/31/49  125 96
3,483
Utah  0.6%
Intermountain Power Agency,
Series B, 5.621%, 7/1/45  1,250 1,181
1,181

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Virginia  0.1%
Univ. of Virginia, Series B, 2.584%,
11/1/51  300 175
Virginia Commonwealth Univ. Health
System Auth., Series A, 4.956%,
1/1/44  105 96
271
Total Municipal Securities (Cost
$13,604) 12,505
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  0.3%
U.S. Government Agency
Obligations  0.3%
Federal Home Loan Mortgage
Multifamily Structured PTC, ARM
2.347%, 11/25/31  460 404
3.71%, 9/25/32  265 251
Total U.S. Government & Agency
Mortgage-Backed Securities (Cost
$681) 655
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  12.1%
U.S. Treasury Obligations  12.1%
U.S. Treasury Bonds, 2.50%,
2/15/45 (4) 3,085 2,122
U.S. Treasury Bonds, 3.625%,
2/15/53  55 44
U.S. Treasury Bonds, 4.125%,
8/15/44  2,300 2,067
U.S. Treasury Bonds, 4.25%, 8/15/54  200 179
U.S. Treasury Bonds, 4.625%,
11/15/44  2,475 2,378
Par/Shares $ Value
(Amounts in 000s)
‡
U.S. Treasury Notes, 4.00%,
3/31/30 (4) 4,130 4,138
U.S. Treasury Notes, 4.625%,
2/15/35  13,490 13,748
Total U.S. Government Agency
Obligations (Excluding Mortgage-
Backed) (Cost $24,948) 24,676
SHORT-TERM INVESTMENTS  0.9%
Money Market Funds  0.9%
T. Rowe Price Government Reserve
Fund, 4.38% (5)(6) 1,740 1,740
Total Short-Term Investments
(Cost $1,740) 1,740
SECURITIES LENDING COLLATERAL  1.0%
INVESTMENTS IN A POOLED
ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE
STREET BANK AND TRUST
COMPANY 1.0%
Money Market Funds 1.0%
T. Rowe Price Government Reserve
Fund, 4.38% (5)(6) 1,963 1,963
Total Investments in a Pooled
Account through Securities
Lending Program with State Street
Bank and Trust Company 1,963
Total Securities Lending Collateral
(Cost $1,963) 1,963
Total Investments in Securities
100.4% of Net Assets
(Cost $216,497) $ 204,228

T. ROWE PRICE Institutional Long Duration Credit Fund

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $17,620 and represents 8.7% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(3) See Note 4. All or a portion of this security is on loan at May 31, 2025.
(4) At May 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(5) Seven-day yield
(6) Affiliated Companies
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CDA Community Development Administration/Authority
GO General Obligation
PTC Pass-Through Certificate
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional Long Duration Credit Fund

(Amounts in 000s)
SWAPS 0.4%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.4%
Credit Default Swaps, Protection Sold 0.4%
Protection Sold (Relevant Credit: Markit CDX.NA.HY-S42, 5 Year Index), Receive 5.00%
Quarterly, Pay upon credit default, 6/20/29 3,650 279 262 17
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S43, 10 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/34 10,000 86 82 4
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S43, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/29 7,100 161 163 (2)
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S44, 10 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/35 14,500 90 5 85
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S44, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/30 7,750 172 141 31
Total Centrally Cleared Credit Default Swaps, Protection Sold 135
Total Centrally Cleared Swaps 135
Net payments (receipts) of variation margin to date (122)
Variation margin receivable (payable) on centrally cleared swaps $ 13
** Includes interest purchased or sold but not yet collected of $7.

T. ROWE PRICE Institutional Long Duration Credit Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 149 U.S. Treasury Long Bond contracts 9/25 16,804 $ 217
Short, 46 U.S. Treasury Notes five year contracts 9/25 (4,977) 3
Short, 85 U.S. Treasury Notes ten year contracts 9/25 (9,414) (53)
Long, 113 Ultra U.S. Treasury Bonds contracts 9/25 13,115 225
Short, 136 Ultra U.S. Treasury Notes ten year contracts 9/25 (15,306) (112)
Net payments (receipts) of variation margin to date (316)
Variation margin receivable (payable) on open futures contracts $ (36)

T. ROWE PRICE Institutional Long Duration Credit Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.38% $ — $ — $ 101++
Totals $ —# $ — $ 101+
Supplementary Investment Schedule
Affiliate
Value
5/31/24
Purchase
Cost
Sales
Cost
Value
5/31/25
T. Rowe Price Government Reserve Fund, 4.38% $ 3,613  ¤  ¤ $ 3,703
Total $ 3,703^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $101 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $3,703.

T. ROWE PRICE Institutional Long Duration Credit Fund
May 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $216,497) $ 204,228
Receivable for investment securities sold 3,474
Interest receivable 2,897
Receivable for shares sold 361
Variation margin receivable on centrally cleared swaps 13
Other assets 2
Total assets 210,975
Liabilities
Payable for investment securities purchased 5,052
Obligation to return securities lending collateral 1,963
Payable for shares redeemed 261
Investment management and administrative fees payable 72
Variation margin payable on futures contracts 36
Other liabilities 80
Total liabilities 7,464
NET ASSETS $ 203,511
Net Assets Consist of:
Total distributable earnings (loss) $ (22,411)
Paid-in capital applicable to 27,878,844 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the
Corporation authorized 225,922
NET ASSETS $ 203,511
NET ASSET VALUE PER SHARE $ 7.30

T. Rowe Price Institutional Long Duration Credit Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/25
Investment Income (Loss)
Income
.
  Interest $ 11,793
Dividend 101
Securities lending 52
Total income 11,946
Investment management and administrative expense 981
Net investment income 10,965
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities (3,533)
Futures (2,407)
Swaps 1,086
Net realized loss (4,854)
Change in net unrealized gain / loss
Securities (5,376)
Futures 446
Swaps (339)
Change in net unrealized gain / loss (5,269)
Net realized and unrealized gain / loss (10,123)
INCREASE IN NET ASSETS FROM OPERATIONS
$ 842

T. Rowe Price Institutional Long Duration Credit Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . .. . . . . . . . . .. . ..
Ended . . . . . . . . . . . . .. .. .
5/31/25 5/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 10,965 $ 4,630
Net realized loss (4,854) (926)
Change in net unrealized gain / loss (5,269) (1,272)
Increase in net assets from operations 842 2,432
Distributions to shareholders
Net earnings (11,944) (5,117)
Capital share transactions
*
Shares sold 152,765 125,763
Distributions reinvested 10,764 4,817
Shares redeemed (105,649) (26,706)
Increase in net assets from capital share transactions 57,880 103,874
Net Assets
Increase during period 46,778 101,189
Beginning of period 156,733 55,544
End of period $ 203,511 $ 156,733
*Share information (000s)
Shares sold 19,632 16,653
Distributions reinvested 1,414 638
Shares redeemed (14,008) (3,597)
Increase in shares outstanding 7,038 13,694

T. Rowe Price Institutional Long Duration Credit Fund

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Institutional Income Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940
(the 1940 Act). The Institutional Long Duration Credit Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide high income.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the
SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09,
Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages

T. Rowe Price Institutional Long Duration Credit Fund

valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. Rowe Price Institutional Long Duration Credit Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional
Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations.
Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2025, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 200,525 $ — $ 200,525
Short-Term Investments 1,740 — — 1,740
Securities Lending Collateral 1,963 — — 1,963
Total Securities 3,703 200,525 — 204,228
Swaps* — 137 — 137
Futures Contracts* 445 — — 445
Total $ 4,148 $ 200,662 $ — $ 204,810
Liabilities
Swaps* $ — $ 2 $ — $ 2
Futures Contracts* 165 — — 165
Total $ 165 $ 2 $ — $ 167
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, U.S. Government & Agency Mortgage-
Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. Rowe Price Institutional Long Duration Credit Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended
May 31, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-
traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 445
Credit derivatives Centrally Cleared Swaps 137
*
Total $ 582
*
Liabilities
Interest rate derivatives Futures $ 165
Credit derivatives Centrally Cleared Swaps 2
Total $ 167
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ (2,407) $ — $ (2,407)
Credit derivatives — 1,086 1,086
Total $ (2,407) $ 1,086 $ (1,321)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ 446 $ — $ 446
Credit derivatives — (339) (339)
Total $ 446 $ (339) $ 107

T. Rowe Price Institutional Long Duration Credit Fund

cleared. This ability is subject to the liquidity of underlying positions. As of May 31, 2025, securities valued at $2,443,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments;
as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of
Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended May 31, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 19% and 27% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of
May 31, 2025, the notional amount of protection sold by the fund totaled $43,000,000 (21.1% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of

T. Rowe Price Institutional Long Duration Credit Fund

underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 15% and 23% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At May 31, 2025, the value of loaned securities was $1,884,000; the value of cash collateral and related investments was $1,963,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term and
U.S. government securities aggregated $109,577,000 and $62,575,000, respectively, for the year ended May 31,
2025. Purchases and sales of U.S. government securities aggregated $89,892,000 and $82,665,000, respectively, for the year ended May 31, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the

T. Rowe Price Institutional Long Duration Credit Fund

filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of income on swaps.
The tax character of distributions paid for the periods presented was as follows:
At May 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At May 31, 2025, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on certain open derivative contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price
Associates provides for an annual all-inclusive fee equal to 0.45% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The annual all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or
nonrecurring, extraordinary expenses.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price
Associates, each an affiliate of the fund. Price Associates provides certain accounting and administrative services to the funds. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer
($000s)
May 31,
2025
May 31,
2024
Ordinary income (including short-term capital gains, if any) $ 11,944 $ 5,117
($000s)
Cost of investments $ 217,355
Unrealized appreciation $ 546
Unrealized depreciation (13,020)
Net unrealized appreciation (depreciation) $ (12,474)
($000s)
Undistributed ordinary income $ 37
Net unrealized appreciation (depreciation) (12,474)
Loss carryforwards and deferrals (9,974)
Total distributable earnings (loss) $ (22,411)

T. Rowe Price Institutional Long Duration Credit Fund

and dividend-disbursing agent. Pursuant to the annual all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the funds pursuant to these service agreements are paid by
Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM.
The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Institutional Long Duration Credit Fund

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Institutional Income Funds, Inc.
and Shareholders of T. Rowe Price Institutional Long Duration Credit Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe
Price Institutional Long Duration Credit Fund (one of the funds constituting T. Rowe Price Institutional Income Funds, Inc., referred to hereafter as the "Fund") as of May 31, 2025, the related statement of operations for the year ended May 31,
2025, the statement of changes in net assets for each of the two years in the period ended May 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2025 and the financial highlights for each of the five years in the period ended May 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 18, 2025
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE Institutional Long Duration Credit Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/25
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For shareholders subject to interest expense deduction limitation under Section 163(j), $10,875,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE Institutional Long Duration Credit Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement
(Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 12-13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory
Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the
Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Institutional Long Duration Credit Fund

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements, the Board noted that, effective January 1, 2024, the Adviser began using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T.
Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price funds.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays the Adviser an all-inclusive management fee, which is based on the fund’s average daily net assets. The all-inclusive management fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest, taxes, portfolio transaction fees, and any nonrecurring extraordinary expenses that may arise. The
Adviser has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for the fund’s investors and has historically sought to set the initial all-inclusive management fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price funds (including the fund). Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group); and (ii) actual management fees, nonmanagement expenses, and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Expense Group), the fund’s actual management fee rate ranked in the fifth quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group) and second quintile (Expense Universe).

T. ROWE PRICE Institutional Long Duration Credit Fund

The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business.  The Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business.  In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract (including the fees to be charged for services thereunder).

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E151-050 7/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Income Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 18, 2025